Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Unrecorded Unconditional Purchase Obligations Disclosure
The Company has entered into a contract for cloud hosting services under which non-cancelable future minimum payments as of December 31, 2022 were as follows (in millions):

Purchase obligation
Year ending December 31,
2023	$61
2024	61
2025	64
2026	38
Thereafter	—
Total	$224